Schedule of Investments (unaudited)	BlackRock Ultra Short-Term Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust, Class A, 4.95%, 10/15/27	$14,709	$14,635,390
BMW Vehicle Lease Trust, 5.27%, 02/25/25	5,228	5,217,657
BMW Vehicle Owner Trust, 2.52%, 12/26/24	4,292	4,266,607
Carmax Auto Owner Trust
5.92%, 06/15/26	16,756	16,803,517
11.13%, 11/16/26	12,180	12,187,071
CarMax Auto Owner Trust
2.81%, 05/15/25	1,009	1,003,224
5.23%, 01/15/26	20,200	20,130,397
Carmax Auto Owner Trust 2022-4, 5.34%, 12/15/25	10,008	9,983,072
Chase Issuance Trust, 3.97%, 09/15/27	14,100	13,739,278
CNH Equipment Trust, 5.34%, 09/15/26	8,421	8,384,162
Ford Credit Auto Lease Trust
2.78%, 10/15/24	835	832,966
5.19%, 06/15/25	3,875	3,865,158
Ford Credit Auto Owner Trust
0.73%, 09/15/24	314	313,685
3.44%, 02/15/25	4,015	3,992,073
Honda Auto Receivables Owner Trust
1.44%, 10/15/24	4,236	4,202,899
5.41%, 04/15/26	15,800	15,757,043
Hyundai Auto Lease Securitization Trust
2.75%, 10/15/24(a)	7,423	7,388,076
4.34%, 01/15/25(a)	1,674	1,665,519
5.20%, 04/15/25(a)	10,151	10,114,947
5.47%, 09/15/25(a)	7,460	7,424,658
5.82%, 09/15/25(a)	8,061	8,064,402
Mercedes-Benz Auto Lease Trust, 5.24%, 11/17/25	29,750	29,612,894
Nissan Auto Receivables 2023-A Owner Trust, 5.72%, 02/17/26	21,992	22,025,694
Nissan Auto Receivables Owner Trust, 4.50%, 08/15/25	7,743	7,698,367
Toyota Auto Receivables Owner Trust
2.35%, 01/15/25	3,209	3,186,371
5.28%, 05/15/26	13,555	13,503,314
5.59%, 05/15/26	12,898	12,905,198

Total Asset-Backed Securities — 4.2%
(Cost: $259,883,795)	.	258,903,639

Certificates of Deposit
Bank of Montreal
5.40%, 10/13/23	25,000	24,985,676
5.41%, 05/17/24	31,600	31,453,469
5.93%, 04/12/24	25,000	25,001,112
Bank of Nova Scotia, 5.79%, 01/26/24,
(1-day SOFR + 0.490%)(b)	31,700	31,715,557
Barclays Bank PLC
5.55%, 02/07/24	16,800	16,764,840
5.70%, 02/16/24	25,000	24,963,675
BNP Paribas SA, 5.70%, 03/04/24	20,000	19,979,661
Canadian Imperial Bank of Commerce
4.65%, 09/14/23	17,000	16,983,096
5.40%, 02/08/24	25,000	24,948,709
5.80%, 02/05/24, (1-day SOFR + 0.500%)(b)	26,350	26,377,828
5.93%, 06/28/24	17,400	17,402,293
5.94%, 04/12/24	15,980	15,992,089
5.98%, 07/01/24, (1-day SOFR + 0.680%)(b)	15,500	15,518,225
CDP Financial Inc., 5.78%, 02/23/24	31,400	30,389,642
Security	Par (000)	Value

Citibank NA, 5.92%, 09/21/23,
(1-day SOFR + 0.620%)(b)	$10,000	$10,006,195
Cooperatieve Rabobank UA, 2.18%, 02/01/24	25,000	24,935,307
Credit Industriel et Commercial
5.60%, 11/27/23	27,800	27,799,397
5.73%, 01/12/24	11,135	11,136,832
DNB Bank ASA
5.63%, 12/14/23	6,770	6,770,149
5.65%, 12/20/23	8,230	8,230,431
HSBC Bank USA NA, 5.38%, 11/03/23	15,000	14,988,250
Lloyds Bank Corporate Markets PLC, 5.24%, 10/12/23	15,000	14,984,889
Mizuho Bank Ltd.
5.53%, 02/21/24	20,000	19,944,535
5.80%, 01/29/24	61,320	61,318,252
Natixis SA
5.15%, 11/02/23	12,500	12,480,285
5.26%, 02/02/24	20,000	19,927,630
5.70%, 12/01/23	50,000	49,992,823
5.97%, 05/20/24	39,040	39,038,806
Nordea Bank Abp, 5.90%, 04/12/24,
(1-day SOFR + 0.600%)(b)	17,500	17,516,808
Royal Bank of Canada
4.05%, 08/22/23	25,000	24,977,931
5.88%, 06/27/24	15,400	15,388,287
State Street Bank & Trust Co., 5.80%, 03/28/24,
(1-day SOFR + 0.500%)(b)	15,000	15,005,570
Sumitomo Mitsui Banking Corp.
5.62%, 08/11/23, (1-day SOFR + 0.310%)(b)	25,000	25,001,325
6.01%, 09/28/23, (1-day SOFR + 0.700%)(b)	15,000	15,011,688
Svenska Handelsbanken/New York NY
5.65%, 10/25/23, (1-day SOFR + 0.350%)(b)	19,958	19,964,688
5.85%, 04/29/24, (1-day SOFR + 0.550%)(b)	47,390	47,405,045
Swedbank AB, 5.41%, 11/02/23	47,300	47,281,958
Toronto-Dominion Bank
4.35%, 09/13/23	17,000	16,975,124
5.20%, 10/11/23	25,000	24,976,432
5.33%, 02/06/24	20,150	20,094,230
5.52%, 02/22/24	31,600	31,547,518
6.05%, 07/03/24	15,400	15,411,241
Wells Fargo Bank NA
5.80%, 01/22/24, (1-day SOFR + 0.500%)(b)	47,700	47,736,739
5.94%, 07/08/24, (1-day SOFR + 0.640%)(b)	25,000	25,008,908
Westpac Banking Corp.
4.22%, 09/06/23	17,000	16,977,882
5.63%, 11/06/23, (1-day SOFR + 0.320%)(b)	31,550	31,554,908

Total Certificates of Deposit — 18.0%
(Cost: $1,102,548,929)	.	1,101,865,935

Commercial Paper

ABN AMRO Funding USA LLC, 5.51%, 10/13/23	6,847	6,770,379
Amazon.com Inc.
5.29%, 11/06/23	10,887	10,732,325
5.34%, 11/13/23	5,366	5,283,771
5.35%, 11/16/23	10,884	10,711,989
Amcor Flexibles North America Inc.
5.49%, 08/07/23	32,300	32,265,582
5.61%, 08/15/23	6,300	6,285,300
5.66%, 08/28/23	44,000	43,808,355
Ameren Illinois Co., 5.46%, 08/04/23	17,500	17,489,383

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

American Electric Power Co. Inc., 5.47%, 08/16/23	$50,000	$49,878,667
American Honda Finance Corp., 5.44%, 08/03/23	50,600	50,577,062
ANZ New Zealand International Ltd., 5.42%, 11/09/23	23,350	22,999,982
ASB Bank Ltd.
5.31%, 08/11/23	20,000	19,967,587
5.38%, 09/12/23	15,000	14,904,289
Australia & New Zealand Banking Group Ltd., 5.40%, 11/01/23	20,000	19,724,823
AutoZone Inc., 5.35%, 08/04/23	6,750	6,745,992
Banco Santander SA, 5.80%, 02/01/24	57,000	55,350,586
BASF SE
5.48%, 10/02/23	60,000	59,430,165
5.77%, 12/18/23	8,810	8,616,630
Brighthouse Financial Short Term Funding LLC
5.56%, 10/16/23	8,720	8,617,587
5.69%, 11/14/23	4,413	4,340,313
Brookfield BRP Holdings Canada Inc., 5.47%, 08/10/23	17,671	17,644,199
CDP Financial Inc.
5.31%, 08/10/23	25,000	24,963,174
5.36%, 09/07/23	10,000	9,943,707
Chariot Funding LLC
5.46%, 09/21/23	16,500	16,370,800
5.52%, 10/18/23	11,600	11,461,114
Collateralized Commercial Paper V Co. LLC, 5.37%, 08/21/23	30,000	29,906,235
Commonwealth Bank of Australia, 5.80%, 03/18/24,
(1-day SOFR + 0.500%)(a)(b)	15,400	15,404,557
DNB Bank ASA, 5.28%, 08/18/23	53,290	53,149,634
Duke Energy Corp., 5.47%, 08/08/23	25,000	24,969,667
E.ON SE, 5.47%, 08/14/23	32,182	32,113,667
Federation des Caisses Desjardins du Quebec, 5.71%, 01/12/24	27,270	26,573,945
Fidelity National Information Services Inc.
5.46%, 08/01/23	1,000	999,848
5.46%, 08/03/23	20,000	19,990,900
5.47%, 08/14/23	27,500	27,441,608
Fiserv Inc.
5.48%, 08/03/23	16,297	16,289,558
5.48%, 08/04/23	20,000	19,987,822
GlaxoSmithKline LLC, 5.51%, 11/06/23	26,240	25,852,343
HSBC Bank PLC, 6.16%, 11/01/23,
(1-day SOFR + 0.850%)(a)(b)	20,000	20,027,926
HSBC USA Inc.
5.36%, 08/14/23	15,000	14,968,815
5.46%, 09/07/23	20,000	19,885,303
5.60%, 10/17/23	29,412	29,059,723
5.63%, 11/01/23	6,422	6,329,991
Hyundai Capital America, 5.58%, 09/11/23	56,500	56,135,613
ING U.S. Funding LLC, 5.35%, 08/22/23	25,000	24,918,600
JP Morgan Securities LLC
5.25%, 11/03/23(a)	10,000	9,985,168
5.88%, 03/25/24	16,000	15,400,980
Korea Development Bank
5.32%, 08/07/23	4,026	4,021,843
5.32%, 08/08/23	6,338	6,330,520
Korea Development Bank (The), 5.44%, 10/06/23	9,745	9,647,298
LMA-Americas LLC, 5.53%, 09/25/23	8,000	7,931,767
L’Oreal SA, 5.42%, 11/20/23	12,800	12,587,628
LSEGA Financing PLC, 5.55%, 08/07/23	8,745	8,735,580
LVMH Moet Hennessy Louis Vuitton Inc., 5.59%, 01/16/24	15,000	14,616,722
Security	Par (000)	Value

LVMH Moet Hennessy Louis Vuitton SE
5.28%, 08/02/23	$9,481	$9,478,217
5.64%, 02/09/24	15,681	15,220,394
5.65%, 02/12/24	8,190	7,945,513
5.77%, 05/17/24	16,700	15,955,251
Mackinac Funding Co. LLC, 5.32%, 08/01/23	10,090	10,088,508
Macquarie Bank Ltd.
5.38%, 08/17/23	10,000	9,974,646
5.41%, 09/08/23	11,500	11,433,012
5.83%, 02/12/24	17,500	16,961,299
5.95%, 01/09/24, (1-day SOFR + 0.640%)(a)(b)	15,000	15,016,560
Marriott International Inc., 5.70%, 08/08/23	17,251	17,229,183
Mitsubishi HC Finance America LLC, 5.47%, 08/14/23	22,393	22,345,452
MUFG Bank Ltd.
5.77%, 01/17/24	15,800	15,380,611
5.79%, 04/12/24	25,700	24,683,879
National Australia Bank Ltd.
5.55%, 03/01/24, (1-day SOFR + 0.250%)(a)(b)	20,000	19,976,640
5.65%, 10/25/23, (1-day SOFR + 0.350%)(a)(b)	32,500	32,508,405
Nestle Finance International Ltd., 5.29%, 09/29/23	15,000	14,869,000
Nordea Bank Abp, 6.03%, 08/01/23,
(1-day SOFR + 0.730%)(a)(b)	30,000	30,000,510
Northrop Grumman Corp., 5.47%, 08/17/23	42,500	42,390,421
Nutrien Financial U.S. LLC
5.49%, 08/17/23	34,709	34,619,296
5.52%, 08/21/23	30,000	29,903,750
Nutrien Ltd.
5.50%, 08/02/23	13,317	13,312,931
5.51%, 08/11/23	23,327	23,287,798
5.52%, 08/18/23	9,015	8,990,209
Pricoa Short Term Funding LLC
5.42%, 09/13/23	15,000	14,901,312
5.50%, 10/18/23	9,130	9,021,108
Procter & Gamble Co. (The), 5.25%, 10/24/23	7,240	7,151,365
PSP Capital Inc., 5.46%, 11/13/23	9,250	9,104,960
Pure Grove Funding, 5.77%, 01/08/24	20,000	19,496,517
RTX Corp., 5.46%, 08/04/23	35,000	34,978,767
RWE AG, 5.90%, 08/01/23	20,000	19,996,722
Salisbury Receivables Co. LLC, 5.31%, 08/02/23	20,000	19,994,100
Skandinaviska Enskilda Banken AB, 6.05%, 08/02/23,
(1-day SOFR + 0.750%)(a)(b)	17,500	17,500,623
Societe Generale SA, 5.98%, 04/24/24	27,160	26,001,843
Sony Capital Corp., 5.51%, 08/04/23	10,000	9,993,879
Spire Inc.
5.47%, 08/09/23	3,510	3,505,209
5.47%, 08/16/23	15,250	15,212,993
Suncorp-Metway Ltd., 6.21%, 01/30/24	16,250	15,752,640
TELUS Corp., 5.66%, 09/25/23	15,500	15,364,809
Toyota Finance Australia Ltd., 5.34%, 08/21/23	24,000	23,925,436
Toyota Industries Commercial Finance Inc.
5.72%, 01/26/24	16,400	15,946,776
5.73%, 02/05/24	6,053	5,876,377
5.79%, 04/22/24	7,510	7,201,805
TransCanada PipeLines Ltd., 5.50%, 08/24/23	5,250	5,230,890
UBS AG/London, 5.89%, 09/26/23,
(1-day SOFR + 0.650%)(a)(b)	10,000	10,003,095
Union Electric Co., 5.47%, 08/07/23	26,845	26,816,499
United Overseas Bank Ltd., 5.58%, 10/18/23	10,000	9,879,042
Vulcan Materials Co., 5.62%, 08/11/23	10,485	10,467,027
VW Credit Inc.
5.46%, 08/01/23	26,968	26,963,910

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

5.47%, 08/07/23	$12,130	$12,117,122
5.47%, 08/14/23	32,640	32,570,695
5.56%, 09/05/23	23,150	23,022,814
Westpac Banking Corp., 5.83%, 05/06/24	34,270	32,784,548
Westpac Securities NZ Ltd., 5.15%, 02/23/24	10,000	9,712,124

Total Commercial Paper — 33.0%
(Cost: $2,020,969,689)	.	2,020,213,514

Corporate Bonds & Notes

Aerospace & Defense — 0.3%
Lockheed Martin Corp., 4.95%, 10/15/25 (Call 09/15/25)	6,195	6,182,557
RTX Corp.
3.65%, 08/16/23	4,000	3,996,448
5.00%, 02/27/26 (Call 01/27/26)(c)	5,590	5,585,096
		15,764,101
Agriculture — 0.8%
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(a)(c)	10,165	9,876,999
3.50%, 04/22/25 (Call 08/31/23)(a)(c)	6,825	6,630,092
4.88%, 10/10/25 (Call 09/10/25)(a)(c)	14,235	14,159,299
Philip Morris International Inc., 5.13%, 11/15/24	16,000	15,947,514
		46,613,904
Auto Manufacturers — 4.5%
American Honda Finance Corp.
0.65%, 09/08/23(c)	20,000	19,899,647
0.75%, 08/09/24	3,235	3,082,274
5.93%, 09/08/23, (3-mo. LIBOR US + 0.420%)(b)	5,790	5,792,068
5.95%, 01/10/25(b)	15,000	15,006,965
BMW U.S. Capital LLC
0.75%, 08/12/24(a)	2,925	2,785,323
0.80%, 04/01/24(a)(c)	3,350	3,242,012
5.51%, 08/12/24, (1-day SOFR + 0.380%)(a)(b)(c)	19,960	19,972,913
5.79%, 04/01/24, (1-day SOFR + 0.530%)(a)(b)	15,615	15,630,225
Daimler Finance North America LLC, 0.75%, 03/01/24(a)	26,690	25,859,426
Daimler Trucks Finance North America LLC
1.13%, 12/14/23(a)(c)	4,000	3,934,750
5.20%, 01/17/25(a)	9,295	9,236,320
Hyundai Capital America
0.80%, 01/08/24(a)	3,000	2,933,475
5.80%, 06/26/25(a)(c)	7,590	7,594,493
Hyundai Capital Services Inc., 0.75%, 09/15/23(a)	20,000	19,874,000
Mercedes-Benz Finance North America LLC, 5.38%, 08/01/25	15,290	15,284,649
PACCAR Financial Corp., 3.15%, 06/13/24(c)	8,865	8,686,238
Toyota Motor Credit Corp.
0.50%, 06/18/24	4,000	3,825,446
2.50%, 03/22/24(c)	15,000	14,706,612
3.65%, 08/18/25	13,145	12,769,979
4.40%, 09/20/24	15,000	14,830,113
5.50%, 09/13/24, (1-day SOFR + 0.290%)(b)	12,000	11,979,964
5.86%, 03/22/24, (1-day SOFR + 0.320%)(b)(c)	10,000	10,020,104
5.93%, 06/13/24(b)	15,210	15,238,747
Volkswagen Group of America Finance LLC, 6.15%, 06/07/24, (1-day SOFR + 0.950%)(a)(b)	12,380	12,433,914
		274,619,657
Auto Parts & Equipment — 0.0%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 08/11/23)	3,275	3,114,623
Security	Par (000)	Value

Banks — 12.6%
Australia & New Zealand Banking Group Ltd.
4.83%, 02/03/25(a)	$14,970	$14,835,527
5.09%, 12/08/25	10,810	10,759,722
6.02%, 07/03/25(a)(c)	14,655	14,688,231
Banco Santander SA
3.89%, 05/24/24(c)	15,800	15,538,363
5.74%, 06/30/24, (1-year CMT + 0.450%)(b)	8,200	8,175,439
Bank of America Corp.
5.63%, 06/14/24 (Call 05/14/24),
(1-day SOFR + 0.410%)(b)	18,580	18,557,147
Series 2025, 5.76%, 02/04/25 (Call 02/04/24),
(1-day SOFR + 0.660%)(b)	15,000	14,973,565
Bank of Montreal, 5.66%, 12/04/23	20,000	20,001,758
Bank of New York Mellon Corp. (The), 3.43%, 06/13/25
(Call 06/13/24), (1-day SOFR + 0.565%)(b)(c)	16,100	15,755,777
Banque Federative du Credit Mutuel SA, 4.93%, 01/26/26(a)	17,400	17,060,521
Canadian Imperial Bank of Commerce, 3.50%, 09/13/23(c)	4,500	4,487,556
Citigroup Inc., 4.14%, 05/24/25 (Call 05/24/24),
(1-day SOFR + 1.372%)(b)(c)	4,770	4,709,132
Commonwealth Bank of Australia/New York NY, 5.08%, 01/10/25(c)	17,800	17,732,037
Cooperatieve Rabobank UA, 5.50%, 07/18/25	15,300	15,327,937
Cooperatieve Rabobank UA/NY, 3.88%, 08/22/24	16,800	16,498,405
Credit Suisse AG/New York NY
0.50%, 02/02/24	5,335	5,180,240
5.73%, 02/02/24, (1-day SOFR + 0.390%)(b)	15,000	14,947,613
5.78%, 01/19/24, (1-day SOFR + 0.540%)(b)	10,000	10,004,782
Deutsche Bank AG/New York NY
4.16%, 05/13/25(c)	6,905	6,722,245
Series E, 0.96%, 11/08/23	20,815	20,521,750
Series E, 5.61%, 11/08/23,
(1-day SOFR + 0.500%)(b)	16,220	16,185,419
Goldman Sachs Group Inc. (The), 1.22%, 12/06/23
(Call 08/07/23)	12,000	11,801,075
HSBC Holdings PLC, 1.16%, 11/22/24 (Call 11/22/23),
(1-day SOFR + 0.580%)(b)(c)	6,995	6,875,726
JPMorgan Chase & Co., 3.85%, 06/14/25
(Call 06/14/24), (1-day SOFR + 0.980%)(b)	16,100	15,797,664
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)(c)	3,275	3,124,181
KeyBank NA/Cleveland OH
4.15%, 08/08/25	5,370	5,139,078
5.53%, 06/14/24 (Call 08/31/23),
(1-day SOFR + 0.320%)(b)(c)	10,000	9,812,500
5.53%, 06/14/24 (Call 08/31/23),
(1-day SOFR + 0.320%)(b)	15,565	15,227,141
Mitsubishi UFJ Financial Group Inc.
4.79%, 07/18/25 (Call 07/18/24),
(1-year CMT + 1.700%)(b)	9,010	8,907,561
5.06%, 09/12/25 (Call 09/12/24),
(1-year CMT + 1.550%)(b)	15,675	15,508,433
5.72%, 02/20/26 (Call 02/20/25),
(1-year CMT + 1.080%)(b)	12,775	12,733,892
Morgan Stanley
3.62%, 04/17/25 (Call 04/17/24),
(1-day SOFR + 1.160%)(b)	6,865	6,750,470
5.59%, 11/10/23 (Call 10/10/23),
(1-day SOFR + 0.466%)(b)	15,000	14,992,958

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.79%, 01/25/24 (Call 12/25/23),
(1-day SOFR + 0.455%)(b)	$21,000	$20,991,831
5.95%, 01/24/25 (Call 01/24/24),
(1-day SOFR + 0.625%)(b)(c)	15,000	14,975,850
6.46%, 04/17/25 (Call 04/17/24),
(1-day SOFR + 0.950%)(b)	10,000	10,037,987
Morgan Stanley Bank NA, 5.48%, 07/16/25
(Call 06/16/25)	7,520	7,533,212
National Australia Bank Ltd.
4.97%, 01/12/26(c)	17,800	17,735,647
5.20%, 05/13/25(c)	13,305	13,278,911
National Securities Clearing Corp., 5.15%, 05/30/25(a)(c)	5,105	5,099,696
Nordea Bank Abp
3.60%, 06/06/25(a)(c)	10,665	10,261,062
4.75%, 09/22/25(a)(c)	16,900	16,597,611
PNC Financial Services Group Inc. (The), 5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(b)	15,526	15,449,024
Societe Generale SA, 4.35%, 06/13/25(a)(c)	15,000	14,576,411
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	3,580	3,491,883
5.46%, 01/13/26	17,800	17,774,845
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(a)	12,744	12,671,649
0.80%, 09/16/24(a)(c)	12,000	11,337,802
2.55%, 03/10/25(a)(c)	10,000	9,482,129
5.66%, 09/16/24, (1-day SOFR + 0.440%)(a)(b)	15,000	14,957,608
Svenska Handelsbanken AB, 3.65%, 06/10/25(a)(c)	15,900	15,344,372
Swedbank AB, 0.60%, 09/25/23(a)(c)	14,500	14,382,405
Truist Bank, 5.50%, 01/17/24 (Call 08/11/23),
(1-day SOFR + 0.200%)(b)	45,000	44,705,700
UBS AG/London
0.45%, 02/09/24(a)	7,000	6,795,206
0.70%, 08/09/24(a)(c)	4,330	4,114,592
1.38%, 01/13/25 (Call 12/13/24)(a)(c)	6,970	6,550,508
5.48%, 02/09/24, (1-day SOFR + 0.360%)(a)(b)	5,000	4,994,165
5.57%, 08/09/24, (1-day SOFR + 0.450%)(a)(b)	8,470	8,451,451
UBS Group AG, 4.49%, 08/05/25 (Call 08/05/24),
(1-year CMT + 1.600%)(a)(b)(c)	8,810	8,644,471
Westpac Banking Corp.
1.02%, 11/18/24	3,550	3,355,436
5.35%, 10/18/24	17,600	17,559,595
5.44%, 11/18/24, (1-day SOFR + 0.300%)(b)	12,445	12,416,547
		772,901,451
Biotechnology — 0.3%
Gilead Sciences Inc., 0.75%, 09/29/23 (Call 08/11/23)	15,971	15,848,270

Chemicals — 0.5%
Ecolab Inc., 0.90%, 12/15/23 (Call 08/11/23)(c)	8,800	8,643,620
Linde Inc., 4.80%, 12/05/24(c)	17,700	17,626,385
Sherwin-Williams Co. (The), 4.05%, 08/08/24	7,310	7,186,565
		33,456,570
Computers — 0.3%
Hewlett Packard Enterprise Co., 5.90%, 10/01/24	15,400	15,413,202

Cosmetics & Personal Care — 0.2%
GSK Consumer Healthcare Capital U.S. LLC, 3.02%, 03/24/24 (Call 08/16/23)(c)	9,235	9,065,994
Unilever Capital Corp., 0.63%, 08/12/24
(Call 08/16/23)(c)	5,975	5,688,396
		14,754,390
Security	Par (000)	Value

Diversified Financial Services — 1.0%
American Express Co.
0.75%, 11/03/23(c)	$10,000	$9,879,195
3.38%, 05/03/24	7,600	7,469,141
5.31%, 11/03/23, (1-day SOFR + 0.230%)(b)	10,000	9,994,994
6.11%, 03/04/25 (Call 02/01/25),
(1-day SOFR + 0.930%)(b)	8,235	8,268,377
Capital One Financial Corp., 4.17%, 05/09/25
(Call 05/09/24), (1-day SOFR + 1.370%)(b)	15,800	15,457,495
CDP Financial Inc., 4.50%, 02/13/26(a)	9,219	9,110,089
LSEGA Financing PLC, 0.65%, 04/06/24
(Call 03/06/24)(a)	3,895	3,755,126
		63,934,417
Electric — 3.4%
Dominion Energy Inc., Series D, 6.08%, 09/15/23
(Call 08/21/23), (3-mo. LIBOR US + 0.530%)(b)	30,560	30,561,460
Eversource Energy, 5.38%, 08/15/23,
(1-day SOFR + 0.250%)(b)(c)	23,850	23,831,874
Florida Power & Light Co.
4.45%, 05/15/26 (Call 04/15/26)	7,965	7,889,792
5.67%, 01/12/24 (Call 08/11/23),
(1-day SOFR + 0.250%)(b)	8,240	8,239,999
National Rural Utilities Cooperative Finance Corp.
5.51%, 08/07/23, (1-day SOFR + 0.330%)(b)(c)	16,150	16,149,615
Series D, 5.63%, 10/18/24,
(1-day SOFR + 0.330%)(b)	5,000	4,984,316
NextEra Energy Capital Holdings Inc.
2.94%, 03/21/24 (Call 08/31/23)	15,000	14,727,917
4.26%, 09/01/24	10,000	9,850,156
5.48%, 11/03/23 (Call 08/31/23),
(1-day SOFR + 0.400%)(b)	30,000	29,994,200
6.05%, 03/01/25	5,275	5,313,256
WEC Energy Group Inc.
0.55%, 09/15/23(c)	21,955	21,772,863
4.75%, 01/09/26 (Call 12/09/25)	10,000	9,862,299
5.00%, 09/27/25 (Call 08/27/25)(c)	7,465	7,416,717
Wisconsin Public Service Corp., 5.35%, 11/10/25
(Call 10/10/25)	8,520	8,550,995
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	7,560	7,480,263
		206,625,722
Electronics — 0.0%
Amphenol Corp., 4.75%, 03/30/26	2,840	2,815,899

Food — 1.3%
Hormel Foods Corp., 0.65%, 06/03/24 (Call 08/16/23)(c)	12,125	11,631,877
Nestle Holdings Inc.
0.61%, 09/14/24 (Call 09/14/23)(a)	35,000	33,221,266
4.00%, 09/12/25 (Call 08/12/25)(a)(c)	17,000	16,700,485
Walmart Inc., 3.90%, 09/09/25	20,000	19,629,818
		81,183,446
Health Care - Products — 0.6%
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 08/11/23)	30,000	29,687,134
5.83%, 10/18/24 (Call 08/11/23),
(1-day SOFR + 0.530%)(b)	9,215	9,215,000
		38,902,134
Health Care - Services — 1.1%
Roche Holdings Inc.
1.88%, 03/08/24(a)	15,000	14,658,670
5.42%, 03/05/24, (1-day SOFR + 0.240%)(a)(b)	5,370	5,368,597

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.53%, 09/11/23, (1-day SOFR + 0.240%)(a)(b)(c)	$15,000	$14,998,785
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 08/11/23)(c)	15,135	14,554,618
5.00%, 10/15/24	17,600	17,563,215
		67,143,885
Insurance — 3.3%
Athene Global Funding, 2.51%, 03/08/24(a)	10,000	9,767,146
Brighthouse Financial Global Funding, 1.20%, 12/15/23(a)	17,000	16,714,316
MassMutual Global Funding II
4.15%, 08/26/25(a)(c)	7,302	7,117,429
6.28%, 07/10/26(a)	15,252	15,331,183
Metropolitan Life Global Funding I
0.55%, 06/07/24(a)(c)	3,590	3,434,045
5.00%, 01/06/26(a)(c)	10,000	9,925,102
5.60%, 01/07/24, (1-day SOFR + 0.320%)(a)(b)	27,000	26,992,283
New York Life Global Funding
3.15%, 06/06/24(a)	8,400	8,215,032
3.60%, 08/05/25(a)(c)	16,500	15,948,567
5.62%, 06/06/24, (1-day SOFR + 0.430%)(a)(b)	9,130	9,131,011
5.92%, 06/13/25(a)	18,500	18,549,395
Northwestern Mutual Global Funding
4.00%, 07/01/25(a)	16,300	15,824,955
5.92%, 06/13/25(a)	15,400	15,401,301
Pacific Life Global Funding II, 6.08%, 06/16/25(a)	14,705	14,723,381
Principal Life Global Funding II
0.75%, 08/23/24(a)	660	626,165
5.54%, 08/23/24, (1-day SOFR + 0.380%)(a)(b)	635	633,903
Protective Life Global Funding
0.63%, 10/13/23(a)	4,820	4,768,400
5.37%, 01/06/26(a)(c)	10,000	9,965,170
		203,068,784
Internet — 0.8%
Amazon.com Inc.
2.73%, 04/13/24	20,000	19,608,213
3.00%, 04/13/25	10,000	9,674,805
eBay Inc., 5.90%, 11/22/25 (Call 10/22/25)	17,600	17,838,919
		47,121,937
Machinery — 1.9%
Caterpillar Financial Services Corp.
0.95%, 01/10/24	20,000	19,603,451
4.35%, 05/15/26(c)	15,800	15,601,857
5.38%, 05/17/24, (1-day SOFR + 0.245%)(b)(c)	10,000	10,003,347
5.48%, 09/13/24, (1-day SOFR + 0.270%)(b)	15,620	15,613,968
John Deere Capital Corp.
0.90%, 01/10/24	3,605	3,528,175
3.40%, 06/06/25	10,390	10,069,158
4.80%, 01/09/26	17,800	17,743,988
5.47%, 10/11/24, (1-day SOFR + 0.200%)(b)(c)	14,290	14,272,280
Rockwell Automation Inc., 0.35%, 08/15/23
(Call 08/11/23)	9,050	9,033,133
		115,469,357
Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV, 5.63%, 03/11/24, (1-day SOFR + 0.430%)(a)(b)	18,980	19,007,521

Media — 0.0%
Comcast Corp., 5.25%, 11/07/25	2,950	2,965,397
Security	Par (000)	Value

Oil & Gas — 0.9%
Chevron USA Inc., 5.54%, 08/11/23,
(3-mo. LIBOR US + 0.200%)(b)	$37,065	$37,067,302
ConocoPhillips Co., 2.13%, 03/08/24 (Call 08/11/23)(c)	16,000	15,663,357
		52,730,659
Pharmaceuticals — 0.8%
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	17,000	16,398,988
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25	31,500	31,230,374
		47,629,362
Pipelines — 1.0%
Enbridge Inc.
0.55%, 10/04/23	5,380	5,330,314
2.15%, 02/16/24	5,530	5,412,603
5.77%, 02/16/24, (1-day SOFR + 0.630%)(b)	10,125	10,129,486
Enterprise Products Operating LLC, 5.05%, 01/10/26	12,365	12,355,761
TransCanada PipeLines Ltd., 1.00%, 10/12/24
(Call 09/12/24)(c)	27,205	25,729,150
		58,957,314
Real Estate Investment Trusts — 0.2%
Public Storage, 5.93%, 07/25/25	11,250	11,260,365

Retail — 0.6%
Home Depot Inc. (The), 4.00%, 09/15/25 (Call 08/15/25)	5,170	5,074,394
Lowe’s Companies Inc.
4.40%, 09/08/25	11,510	11,295,572
4.80%, 04/01/26 (Call 03/01/26)	6,660	6,611,886
Starbucks Corp., 5.55%, 02/14/24 (Call 08/11/23),
(1-day SOFR + 0.420%)(b)	11,515	11,515,537
		34,497,389
Savings & Loans — 0.3%
Nationwide Building Society, 0.55%, 01/22/24(a)	16,520	16,108,121

Semiconductors — 0.3%
Analog Devices Inc., 5.51%, 10/01/24,
(1-day SOFR + 0.250%)(b)(c)	15,330	15,316,480
NVIDIA Corp., 0.58%, 06/14/24 (Call 08/11/23)	5,305	5,084,763
		20,401,243
Software — 0.1%
salesforce.com Inc., 0.63%, 07/15/24 (Call 08/11/23)	9,415	8,994,505

Telecommunications — 0.8%
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24(c)	21,081	20,406,235
NTT Finance Corp.
0.58%, 03/01/24(a)(c)	6,005	5,824,104
4.14%, 07/26/24(a)(c)	2,830	2,786,487
Verizon Communications Inc.
0.75%, 03/22/24(c)	3,580	3,464,372
5.74%, 03/22/24, (1-day SOFR + 0.500%)(b)	16,955	16,963,674
		49,444,872

Total Corporate Bonds & Notes — 38.2%
(Cost: $2,368,491,803)	.	2,340,748,497

Municipal Debt Obligations

Alabama — 0.1%
Alabama Federal Aid Highway Finance Authority RB, 0.45%, 09/01/23	3,545	3,530,593

Illinois — 0.1%
State of Illinois GO, 5.25%, 05/01/25	5,865	5,815,517

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 0.4%
Mizuho Floater/Residual Trust RB
VRDN, 5.72%, 02/15/41 (Put 09/04/23)(a)(d)	$3,727	$3,727,490
VRDN, 5.74%, 03/01/31 (Put 10/29/23)(a)(d)	18,000	18,000,000
Taxable Municipal Funding Trust RB
VRDN, 5.60%, 01/16/25 (Put 09/04/23)(a)(d)	1,040	1,040,000
VRDN, 5.60%, 09/01/30 (Put 09/04/23)(a)(d)	2,440	2,440,000
		25,207,490

Total Municipal Debt Obligations — 0.6%
(Cost $34,617,490)		34,553,600

Repurchase Agreements(b)(e)

Bank of America Securities Inc., 5.44%, 08/01/23 (Purchased on 07/31/23 to be repurchased at $10,001,511, collateralized by non-agency mortgage-backed security, 5.11%, due 05/19/43, par and fair value of $10,507,000 and $10,500,276, respectively)	10,000	10,000,000
Bank of America Securities Inc., 5.64%, 08/01/23 (Purchased on 07/31/23 to be repurchased at $54,758,578, collateralized by non-agency mortgage-backed security, 4.50% to 5.30%, due 04/27/48 to 06/25/59, par and fair value of $70,348,389 and $61,113,927, respectively)	54,750	54,750,000
Bank of America Securities Inc., 5.82%, 08/01/23 (Purchased on 07/31/23 to be repurchased at $10,001,617, collateralized by non-agency mortgage-backed security, 0.00% to 3.65%, due 10/25/59 to 07/25/60, par and fair value of $37,727,457 and $11,919,076, respectively)	10,000	10,000,000
BNP Paribas, 5.67%, 08/01/23 (Purchased on 07/31/23 to be repurchased at $36,755,788, collateralized by non-agency mortgage-backed security, 1.13% to 10.50%, due 12/15/23 to 12/31/79, par and fair value of $49,244,871 and $40,295,551, respectively)	36,750	36,750,000
Citigroup Global Markets Inc., 5.61%, 08/01/23 (Purchased on 07/31/23 to be repurchased at $9,001,403, collateralized by non-agency mortgage-backed security, 1.15% to 7.47%, due 10/20/30 to 09/25/40, par and fair value of $19,363,839 and $10,339,917, respectively)	9,000	9,000,000
Citigroup Global Markets Inc., 5.63%, 08/01/23 (Purchased on 07/31/23 to be repurchased at $12,001,877, collateralized by non-agency mortgage-backed security, 1.15% to 7.47%, due 10/20/30 to 09/25/40, par and fair value of $57,824,898 and $13,613,926, respectively)	12,000	12,000,000
Goldman Sachs & Co. LLC, 5.82%, 08/01/23 (Purchased on 07/31/23 to be repurchased at $90,014,550, collateralized by non-agency mortgage-backed security, 3.21% to 9.46%, due 08/08/25 to 02/15/39, par and fair value of $95,374,221 and $94,500,001, respectively)	90,000	90,000,000
Mizuho Securities USA Inc., 5.77%, 08/01/23 (Purchased on 07/31/23 to be repurchased at $6,000,962, collateralized by U.S. Treasury, 3.63%, due 05/15/53, par and fair value of $6,526,300 and $6,120,005, respectively)	6,000	6,000,000
Security	Par/ Shares (000)	Value

Mizuho Securities USA Inc., 5.87%, 08/01/23 (Purchased on 07/31/23 to be repurchased at $30,004,892, collateralized by non-agency mortgage-backed security, 4.21% to 5.22%, due 11/15/27 to 07/25/49, par and fair value of $35,608,000 and $33,015,043, respectively)	$30,000	$30,000,000
Wells Fargo Securities, 5.70%, 08/01/23 (Purchased on 07/31/23 to be repurchased at $77,012,192, collateralized by non-agency mortgage-backed security, 1.02% to 8.12%, due 09/20/24 to 10/21/35, par and fair value of $83,816,780 and $80,850,018, respectively)	77,000	77,000,000

Total Repurchase Agreements — 5.5%
(Cost: $335,500,000)		335,500,000

U.S. Government Obligations

U.S. Government Obligations — 0.2%
U.S. Treasury Note/Bond, 0.25%, 09/30/23	10,000	9,914,844

Total U.S. Government Obligations — 0.2%
(Cost: $9,999,018)		9,914,844

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(f)(g)(h)	64,302	64,321,652

Total Money Market Funds — 1.1%
(Cost: $64,304,147)		64,321,652

Total Investments — 100.8%
(Cost: $6,196,314,871)		6,166,021,681

Liabilities in Excess of Other Assets — (0.8)%		(47,148,131)

Net Assets — 100.0%		$6,118,873,550

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)	Maturity date represents next reset date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,987,823	$7,317,606	(a)	$—		$(3,063)	$19,286	$64,321,652	64,302	$202,961	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—		0	(a)	—	—	—	—	124,045		—
						$(3,063)	$19,286	$64,321,652		$327,006		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$258,903,639	$—	$258,903,639
Certificates of Deposit	—	1,101,865,935	—	1,101,865,935
Commercial Paper	—	2,020,213,514	—	2,020,213,514
Corporate Bonds & Notes	—	2,340,748,497	—	2,340,748,497
Municipal Debt Obligations	—	34,553,600	—	34,553,600
Repurchase Agreements	—	335,500,000	—	335,500,000
U.S. Government & Agency Obligations	—	9,914,844	—	9,914,844
Short-Term Securities
Money Market Funds	64,321,652	—	—	64,321,652
	$64,321,652	$6,101,700,029	$—	$6,166,021,681

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

Portfolio Abbreviation		LIBOR	London Interbank Offered Rate
		RB	Revenue Bond
CMT	Constant Maturity Treasury	SOFR	Secured Overnight Financing Rate
GO	General Obligation